Label	Element	Value
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	€ 459,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	64,951,000
Net Income (Loss), Including Portion Attributable to Nonredeemable Noncontrolling Interest	us-gaap_NetIncomeLossIncludingPortionAttributableToNonredeemableNoncontrollingInterest	1,185,000
Net Income (Loss), Including Portion Attributable to Nonredeemable Noncontrolling Interest	us-gaap_NetIncomeLossIncludingPortionAttributableToNonredeemableNoncontrollingInterest	(51,581,000)
Retained Earnings [Member]
Net Income (Loss), Including Portion Attributable to Nonredeemable Noncontrolling Interest	us-gaap_NetIncomeLossIncludingPortionAttributableToNonredeemableNoncontrollingInterest	900,000
Net Income (Loss), Including Portion Attributable to Nonredeemable Noncontrolling Interest	us-gaap_NetIncomeLossIncludingPortionAttributableToNonredeemableNoncontrollingInterest	(51,581,000)
Noncontrolling Interest [Member]
Net Income (Loss), Including Portion Attributable to Nonredeemable Noncontrolling Interest	us-gaap_NetIncomeLossIncludingPortionAttributableToNonredeemableNoncontrollingInterest	285,000
Additional Paid-in Capital [Member]
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	459,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	2,465,000
Contribution From Parent [Member]
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	us-gaap_AdjustmentsToAdditionalPaidInCapitalSharebasedCompensationRequisiteServicePeriodRecognitionValue	€ 62,486,000